RELATED PARTY TRANSACTIONS - Due To Related Parties (Details) - USD ($)	Sep. 30, 2034	Mar. 31, 2034	Sep. 30, 2024	Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Total due to related parties			$ 562,644	$ 417,557
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Mr. Jie Xiao
RELATED PARTY TRANSACTIONS
Total due to related parties			$ 560,086	$ 416,068
Mr. Bin Wang
RELATED PARTY TRANSACTIONS
Total due to related parties			$ 2,558	$ 1,489